Investment Portfolio - September 30, 2019

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS - 89.0%

Communication Services - 7.0%

Diversified Telecommunication Services - 1.7%
Elisa OYJ (Finland)	63,124	$3,254,346
Orange S.A. (France)	76,283	1,193,981
Telefonica Brasil S.A. (Brazil)	59,900	791,468

		5,239,795

Entertainment - 1.4%
Toho Co. Ltd. - Tokyo (Japan)	77,700	3,410,627
Vivendi S.A. (France)	38,820	1,062,226

		4,472,853

Interactive Media & Services - 2.5%
Autohome, Inc. - ADR (China)*	29,083	2,417,670
Kakao Corp. (South Korea)	28,110	3,182,485
Tencent Holdings Ltd. - Class H (China)	56,078	2,345,626

		7,945,781

Media - 1.1%
Informa plc (United Kingdom)	321,950	3,371,741

Wireless Telecommunication Services - 0.3%
Globe Telecom, Inc. (Philippines)	23,695	836,617

Total Communication Services		21,866,787

Consumer Discretionary - 15.6%

Auto Components - 0.3%
Cie Generale des Etablissements Michelin SCA (France)	7,150	796,105

Automobiles - 0.2%
Peugeot S.A. (France)	22,008	549,294

Diversified Consumer Services - 2.4%
Fu Shou Yuan International Group Ltd. (China)	1,700,000	1,502,157
New Oriental Education & Technology Group, Inc. - ADR (China)*	29,562	3,274,287
TAL Education Group - ADR (China)*	76,242	2,610,526

		7,386,970

Hotels, Restaurants & Leisure - 3.7%
Basic-Fit N.V. (Netherlands)*[1]	75,504	2,365,346
Galaxy Entertainment Group Ltd. (Macau)	355,000	2,200,903
Melco Resorts & Entertainment Ltd. - ADR (Hong Kong)	71,420	1,386,262
MGM China Holdings Ltd. (Macau)	979,200	1,524,627
Sands China Ltd. (Macau)	492,400	2,224,997
Wynn Macau Ltd. (Macau)	1,067,200	2,079,622

		11,781,757

Household Durables - 2.0%
Barratt Developments plc (United Kingdom)	202,620	1,612,978

Investment Portfolio - September 30, 2019

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)

Household Durables (continued)
Berkeley Group Holdings plc (United Kingdom)	30,735	$1,578,064
Persimmon plc (United Kingdom)	61,875	1,650,209
Taylor Wimpey plc (United Kingdom)	796,610	1,581,208

		6,422,459

Internet & Direct Marketing Retail - 0.9%
Alibaba Group Holding Ltd. - ADR (China)*	16,486	2,756,954

Leisure Products - 1.6%
Technogym S.p.A. (Italy)[1]	240,220	2,670,265
Thule Group AB (Sweden)[1]	131,406	2,487,105

		5,157,370

Multiline Retail - 0.5%
Lojas Renner S.A. (Brazil)	78,100	946,798
Magazine Luiza S.A. (Brazil)	70,400	625,898

		1,572,696

Textiles, Apparel & Luxury Goods - 4.0%
EssilorLuxottica S.A. (France)	8,620	1,242,830
Hermes International (France)	1,259	869,568
Kering S.A. (France)	3,189	1,625,072
lululemon athletica, Inc. (United States)*	13,491	2,597,422
LVMH Moet Hennessy Louis Vuitton SE (France)	9,135	3,624,414
Shenzhou International Group Holdings Ltd. (China)	208,900	2,725,164

		12,684,470

Total Consumer Discretionary		49,108,075

Consumer Staples - 20.8%

Beverages - 4.8%
Ambev S.A. (Brazil)	488,300	2,256,431
Coca-Cola European Partners plc (United Kingdom)	59,100	3,277,095
Diageo plc (United Kingdom)	77,320	3,158,531
Heineken N.V. (Netherlands)	30,431	3,286,930
Pernod Ricard S.A. (France)	17,725	3,154,722

		15,133,709

Food & Staples Retailing - 3.2%
Alimentation Couche-Tard, Inc. - Class B (Canada)	107,138	3,283,242
ICA Gruppen AB (Sweden)	42,512	1,963,356
Loblaw Companies, Ltd. (Canada)	57,915	3,298,687
Puregold Price Club, Inc. (Philippines)	572,914	431,541
Raia Drogasil S.A. (Brazil)	28,700	662,146
Robinsons Retail Holdings, Inc. (Philippines)	345,181	526,130

		10,165,102

Investment Portfolio - September 30, 2019

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)

Food Products - 6.1%
Barry Callebaut AG (Switzerland)	855	$1,763,462
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	232	1,713,480
Danone S.A. (France)	40,940	3,606,078
Kerry Group plc - Class A (Ireland)	28,220	3,300,387
Mowi ASA (Norway)	134,590	3,108,653
Nestle S.A. (Switzerland)	42,345	4,592,508
Universal Robina Corp. (Philippines)	354,319	1,066,235

		19,150,803

Household Products - 2.9%
Essity AB - Class B (Sweden)	102,395	2,987,724
Henkel AG & Co. KGaA (Germany)	31,545	3,121,361
Reckitt Benckiser Group plc (United Kingdom)	38,790	3,028,685

		9,137,770

Personal Products - 2.7%
LG Household & Health Care Ltd. (South Korea)	2,885	3,148,753
L’Oreal S.A. (France)	9,165	2,563,174
TCI Co. Ltd. (Taiwan)	291,393	2,931,086

		8,643,013

Tobacco - 1.1%
British American Tobacco plc (United Kingdom)	91,215	3,368,576

Total Consumer Staples		65,598,973

Energy - 8.0%

Oil, Gas & Consumable Fuels - 8.0%
Eni S.p.A. (Italy)	221,104	3,379,535
Equinor ASA (Norway)	192,615	3,648,548
Galp Energia SGPS S.A. (Portugal)	224,150	3,371,036
Repsol S.A. (Spain)	215,299	3,357,811
Royal Dutch Shell plc - Class B - ADR (Netherlands)	85,783	5,138,402
Suncor Energy, Inc. (Canada)	89,267	2,815,766
TOTAL S.A. (France)	64,295	3,347,643

Total Energy		25,058,741

Financials - 10.5%

Banks - 7.2%
Banco Bradesco S.A. (Brazil)	431,600	3,527,632
Banco do Brasil S.A. (Brazil)	139,900	1,535,383
Banco Santander Brasil S.A. (Brazil)	61,000	667,411
Bank of the Philippine Islands (Philippines)	643,250	1,154,456
Barclays plc (United Kingdom)	857,555	1,580,038
BDO Unibank, Inc. (Philippines)	527,680	1,455,828
BNP Paribas S.A. (France)	44,881	2,181,982

Investment Portfolio - September 30, 2019

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)

Banks (continued)
Credit Agricole S.A. (France)	41,277	$499,610
Itau Unibanco Holding S.A. (Brazil)	481,900	4,067,494
Itausa - Investimentos Itau S.A. (Brazil)	528,600	1,684,416
Lloyds Banking Group plc (United Kingdom)	2,386,560	1,582,091
Metropolitan Bank & Trust Co. (Philippines)	834,525	1,102,188
Royal Bank of Scotland Group plc (United Kingdom)	624,185	1,590,971

		22,629,500

Capital Markets - 1.6%
B3 S.A. - Brasil Bolsa Balcao (Brazil)	188,700	1,990,116
Hargreaves Lansdown plc (United Kingdom)	62,720	1,601,362
London Stock Exchange Group plc (United Kingdom)	17,400	1,562,507

		5,153,985

Insurance - 1.7%
AXA S.A. (France)	75,776	1,934,855
BB Seguridade Participacoes S.A. (Brazil)	100,400	850,088
Ping An Insurance Group Co. of China Ltd. - Class H (China)	227,285	2,612,349

		5,397,292

Total Financials		33,180,777

Health Care - 11.7%

Health Care Equipment & Supplies - 4.6%
Alcon, Inc. (Switzerland)*	27,909	1,627,929
Hoya Corp. (Japan)	39,156	3,206,991
Koninklijke Philips N.V. (Netherlands)	67,915	3,138,300
Medtronic plc (United States)	29,748	3,231,228
Smith & Nephew plc (United Kingdom)	133,945	3,225,636

		14,430,084

Health Care Providers & Services - 1.0%
Sonic Healthcare Ltd. (Australia)	161,845	3,068,752

Life Sciences Tools & Services - 0.2%
Tecan Group AG (Switzerland)	3,325	794,748

Pharmaceuticals - 5.9%
Merck KGaA (Germany)	30,095	3,390,206
Novartis AG (Switzerland)	39,645	3,440,670
Recordati S.p.A. (Italy)	72,048	3,090,062
Roche Holding AG (Switzerland)	17,505	5,096,838
Sanofi (France)	37,795	3,501,069

		18,518,845

Total Health Care		36,812,429

Investment Portfolio - September 30, 2019

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials - 7.9%

Aerospace & Defense - 1.5%
Airbus S.E. (France)	21,032	$2,730,563
Safran S.A. (France)	11,115	1,750,067
Thales S.A. (France)	2,900	333,358

		4,813,988

Building Products - 0.2%
Cie de Saint-Gobain (France)	18,469	723,853

Construction & Engineering - 0.6%
Vinci S.A. (France)	15,945	1,717,587

Electrical Equipment - 1.0%
Legrand S.A. (France)	9,870	704,098
Schneider Electric S.E. (France)	20,751	1,814,517
WEG S.A. (Brazil)	115,100	673,156

		3,191,771

Industrial Conglomerates - 0.6%
LT Group, Inc. (Philippines)	1,673,605	450,126
SM Investments Corp. (Philippines)	81,470	1,526,688

		1,976,814

Machinery - 3.0%
Daifuku Co. Ltd. (Japan)	34,719	1,806,294
FANUC Corp. (Japan)	9,563	1,807,631
Harmonic Drive Systems, Inc. (Japan)	47,260	2,070,320
Hiwin Technologies Corp. (Taiwan)	6,720	58,573
KION Group AG (Germany)	32,528	1,710,621
Nabtesco Corp. (Japan)	64,706	2,025,495

		9,478,934

Professional Services - 0.5%
SGS S.A. (Switzerland)	670	1,660,878

Road & Rail - 0.5%
Localiza Rent a Car S.A. (Brazil)	55,400	606,141
Rumo S.A. (Brazil)*	142,500	842,321

		1,448,462

Total Industrials		25,012,287

Information Technology - 3.0%

Electronic Equipment, Instruments & Components - 2.3%
Halma plc (United Kingdom)	76,159	1,843,451
Hexagon A.B. - Class B (Sweden)	36,222	1,744,817
Hollysys Automation Technologies Ltd. (China)	61,888	940,079

Investment Portfolio - September 30, 2019

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Electronic Equipment, Instruments & Components (continued)
Keyence Corp. (Japan)	4,348	$2,706,439

		7,234,786

IT Services - 0.4%
Capgemini SE (France)	5,990	705,332
Sopra Steria Group (France)	4,860	605,257

		1,310,589

Software - 0.3%
Dassault Systemes S.E. (France)	5,718	814,568

Total Information Technology		9,359,943

Materials - 1.2%
Chemicals - 1.2%
Air Liquide S.A. (France)	13,913	1,980,106
Givaudan S.A. (Switzerland)	605	1,688,569

Total Materials		3,668,675

Real Estate - 2.1%

Equity Real Estate Investment Trusts (REITS) - 1.0%
The British Land Co. plc (United Kingdom)	222,970	1,603,993
Land Securities Group plc (United Kingdom)	149,620	1,575,795

		3,179,788

Real Estate Management & Development - 1.1%
Ayala Land, Inc. (Philippines)	1,639,414	1,564,659
SM Prime Holdings, Inc. (Philippines)	2,722,955	1,954,653

		3,519,312

Total Real Estate		6,699,100

Utilities - 1.2%

Electric Utilities - 0.3%
Manila Electric Co. (Philippines)	136,720	975,382

Independent Power and Renewable Electricity Producers - 0.3%
Aboitiz Power Corp. (Philippines)	1,428,359	1,056,169

Multi-Utilities - 0.6%
Engie S.A. (France)	72,231	1,178,971
Veolia Environnement S.A. (France)	22,090	559,578

		1,738,549

Total Utilities		3,770,100

TOTAL COMMON STOCKS (Identified Cost $273,045,294)		280,135,887

Investment Portfolio - September 30, 2019

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

MUTUAL FUNDS - 9.6%

iShares MSCI India ETF (United States)	289,850	$9,730,264
SPDR Gold Shares (United States)*	98,268	13,646,477
VanEck Vectors Gold Miners ETF (United States)	258,695	6,909,743

TOTAL MUTUAL FUNDS (Identified Cost $28,774,345)		30,286,484

SHORT-TERM INVESTMENT - 5.2%

Dreyfus Government Cash Management, Institutional Shares, 1.85%[2], (Identified Cost $16,376,678)	16,376,678	16,376,678

TOTAL INVESTMENTS - 103.8% (Identified Cost $318,196,317)		326,799,049
LIABILITIES, LESS OTHER ASSETS - (3.8%)		(12,067,600)

NET ASSETS - 100%		$314,731,449

ADR - American Depositary Receipt

ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $7,522,716, or 2.4% of the Series’ net assets as of September 30, 2019.

[2]	Rate shown is the current yield as of September 30, 2019.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

France 15.0%; United Kingdom 12.3%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Investment Portfolio - September 30, 2019

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity Securities:
Communication Services	$21,866,787	$3,209,138	$18,657,649	$—
Consumer Discretionary	49,108,075	14,198,147	34,909,928	—
Consumer Staples	65,598,973	12,777,601	52,821,372	—
Energy	25,058,741	7,954,168	17,104,573	—
Financials	33,180,777	14,322,540	18,858,237	—
Health Care	36,812,429	3,231,228	33,581,201	—
Industrials	25,012,287	2,121,618	22,890,669	—
Information Technology	9,359,943	940,079	8,419,864	—
Materials	3,668,675	—	3,668,675	—
Real Estate	6,699,100	—	6,699,100	—
Utilities	3,770,100	—	3,770,100	—
Mutual funds	46,663,162	46,663,162	—	—

Total assets	$326,799,049	$105,417,681	$221,381,368	$—

# Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of December 31, 2018 or September 30, 2019.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.